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                                                        ------------------------
                                                              OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2007

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Falcon Investment Management LLC
Address: 4350 Von Karman Avenue, 4th Floor
         Newport Beach, California 92660

Form 13F File Number: 28 - 12667

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Merage
Title: President
Phone: (949) 474-5804

Signature, Place, and Date of Signing:

      /s/ Richard Merage           Newport Beach, CA          02/12/09
----------------------------   -----------------------  -----------------------
         [Signature]                [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $ 2,664
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------------- --------- --------- ------------------ ---------- -------- ----------------------
                                                                                                               VOTING AUTHORITY
                                  TITLE OF                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER              CLASS          CUSIP    (X$1000)   PRN AMT  PRN CALL DISCRETION   MGRS     SOLE     SHARED NONE
---------------------------- ------------------- --------- --------- --------- --- ---- ---------- -------- --------- ------- ----
BLACKSTONE GROUP LP/THE             COM          09253U108   $ 2,664   120,400 SH          SOLE               120,400

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